Related Party Transactions - Trade accounts payable (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Related Party Transaction
Trade accounts payables to related parties	$ 5,789	$ 5,766
Related Party
Related Party Transaction
Trade accounts payables to related parties	1,526	2,773
Related Party | KOAS
Related Party Transaction
Trade accounts payables to related parties	905	1,394
Related Party | KNOT and affiliates
Related Party Transaction
Trade accounts payables to related parties	$ 621	$ 1,379